BLACKROCK INDEX FUNDS, INC.

BlackRock Small Cap Index Fund

BlackRock International Index Fund

(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED FEBRUARY 10, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2013

Effective immediately, the Funds’ Statement of Additional Information is hereby amended as follows:

The paragraph in the section entitled “Management and Advisory Arrangements – Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Christopher Bliss, CFA, CPA, Alan Mason and Greg Savage, CFA, are the portfolio managers of each of Small Cap Index Series and International Index Series and are jointly and primarily responsible for the day to day management of each Series.

The subsection entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Series, as applicable, for which the portfolio managers are primarily responsible for the day to day management as of December 31, 2013.

Small Cap Index Series

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Christopher Bliss, CFA, CPA	59	127	185	0	0	0
	$61.72 Billion	$284.0 Billion	$571.9 Billion	$0	$0	$0
Alan Mason	24	636	944	0	0	0
	$10.34 Billion	$366.4 Billion	$298.8 Billion	$0	$0	$0
Greg Savage, CFA	246	85	13	0	0	0
	$549.2 Billion	$37.15 Billion	$527.5 Million	$0	$0	$0

International Index Series

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Christopher Bliss, CFA, CPA	59	127	185	0	0	0
	$61.57 Billion	$284.0 Billion	$571.9 Billion	$0	$0	$0
Alan Mason	24	636	944	0	0	0
	$10.34 Billion	$366.4 Billion	$298.8 Billion	$0	$0	$0
Greg Savage, CFA	246	85	13	0	0	0
	$549.1 Billion	$37.15 Billion	$527.5 Million	$0	$0	$0

The first paragraph under the subsection entitled “Portfolio Manager Compensation Overview” is deleted and replaced with the following:

The discussion below describes the portfolio managers’ compensation as of December 31, 2013.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation” is deleted and replaced with the following:

The performance of each of Messrs.  Bliss, Mason and Savage is not measured against a specific benchmark.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview—Distribution of Discretionary Incentive Compensation—Long-Term Incentive Plan Awards” is deleted and replaced with the following:

Messrs. Bliss, Mason and Savage have unvested long-term incentive awards.

The last sentence of the paragraph under the subsection entitled “Portfolio Manager Compensation Overview—Other Compensation Benefits—Incentive Savings Plans” is deleted and replaced with the following:

All of the eligible portfolio managers are eligible to participate in these plans.

The subsection entitled “Fund Ownership” is deleted in its entirety and replaced with the following:

As of December 31, 2013, the end of each Fund’s most recently completed fiscal year, the dollar range of securities beneficially owned by the portfolio managers in the Funds is shown below:

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities of the Funds Owned
Christopher Bliss, CFA, CPA	Small Cap Index Fund	None
	International Index Fund	None
Alan Mason	Small Cap Index Fund	None
	International Index Fund	None
Greg Savage, CFA	Small Cap Index Fund	None
	International Index Fund	None

Shareholders should retain this Supplement for future reference.